SHARE CAPITAL - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares Under Options
Outstanding at beginning of year	811,050	21,388
Granted	22,000	800,937
Exercised	(250)	(1,650)
Canceled and forfeited	(10,625)	(9,625)
Outstanding at end of year	822,175	811,050
Exercisable at end of year	416,975	213,597
Weighted Average Exercise Price
Outstanding at beginning of year	$ 3.58	$ 12.3
Granted	1.23	3.25
Exercised	1	1
Canceled and forfeited	4.17	3.79
Outstanding at end of year	3.51	3.58
Exercisable at end of year	$ 3.8	$ 4.15